Projected benefit payments to postretirement plan (Detail) (Other Postretirement Benefit Plans Defined Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 6,199
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	6,358
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	6,662
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	7,094
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	7,499
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 42,500